Goodwill - Schedule of Goodwill Allocated (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of information for cash-generating units [line items]
Total	$ 3,221.8	$ 2,712.5
Total for all cash-generating units
Disclosure of information for cash-generating units [line items]
Total	3,221.8	2,712.5
Canada | Total for all cash-generating units
Disclosure of information for cash-generating units [line items]
Total	422.7	422.7
United States | Total for all cash-generating units
Disclosure of information for cash-generating units [line items]
Total	1,920.1	1,479.3
Global | Total for all cash-generating units
Disclosure of information for cash-generating units [line items]
Total	$ 879.0	$ 810.5